Earnings per share - Reconciliation Between Shares Used in Calculating Basic and Diluted EPS (Details) - shares shares in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings per share [line items]
Weighted average shares used in basic EPS calculation	1,194.1	1,223.0	1,250.0
Dilutive share options outstanding	1.3	0.0	0.3
Other potentially issuable shares	19.9	13.0	10.3
Weighted average shares used in diluted EPS calculation	1,215.3	1,223.0	1,260.6
Continuing and discontinued operations
Earnings per share [line items]
Weighted average shares used in basic EPS calculation	1,194.1	1,223.0	1,250.0
Dilutive shares inclusive of anti-dilutive shares (in shares)		1,236.0
Weighted average shares used in diluted EPS calculation	1,215.3	1,223.0	1,260.6